Investment Securities (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	$ 15	$ 2,905
Estimated Fair Value, 12 months or more	1,096	1,079
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(2)	(159)
Gross Unrealized Losses, 12 months or more	(73)	(212)
U.S. States and Political Subdivisions Debt Securities [Member]
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	0	2,535
Estimated Fair Value, 12 months or more	1,094	1,076
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	0	(156)
Gross Unrealized Losses, 12 months or more	(72)	(211)
U.S. Government agency obligations [Member]
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	0	299
Estimated Fair Value, 12 months or more	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	0	(1)
Gross Unrealized Losses, 12 months or more	0	0
Corporate debt securities [Member]
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	15	0
Estimated Fair Value, 12 months or more	2	3
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(2)	0
Gross Unrealized Losses, 12 months or more	(1)	(1)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	0	71
Estimated Fair Value, 12 months or more	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	0	(2)
Gross Unrealized Losses, 12 months or more	$ 0	$ 0